STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5%
Advertising - 1.3%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	967,000	[b,c]	924,399
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	9.00	9/15/2028	840,000	[b,c]	880,237
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.00	8/15/2027	734,000	[b,c]	711,003
				2,515,639
Aerospace & Defense - 3.0%
AAR Escrow Issuer LLC, Gtd. Notes	6.75	3/15/2029	994,000	[b,c]	1,014,167
Bombardier, Inc., Sr. Unscd. Notes	7.25	7/1/2031	283,000	[c]	290,916
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	815,000	[b,c]	845,419
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	382,000	[b]	358,211
TransDigm, Inc., Gtd. Notes	5.50	11/15/2027	500,000	[b]	491,409
TransDigm, Inc., Sr. Scd. Notes	6.38	3/1/2029	650,000	[c]	654,090
TransDigm, Inc., Sr. Scd. Notes	6.63	3/1/2032	637,000	[c]	644,204
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	478,000	[b,c]	484,441
TransDigm, Inc., Sr. Scd. Notes	6.88	12/15/2030	870,000	[b,c]	888,875
TransDigm, Inc., Sr. Scd. Notes	7.13	12/1/2031	220,000	[c]	226,958
				5,898,690
Airlines - 1.2%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	2,338,121	[b,c]	2,276,871
Automobiles & Components - 2.0%
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	1,450,000	[b,c,d]	1,428,354
Phinia, Inc., Sr. Scd. Notes	6.75	4/15/2029	1,063,000	[b,c]	1,080,105
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes	6.25	2/1/2029	1,696,000	[b,c]	1,455,216
				3,963,675
Banks - 1.2%
Barclays PLC, Jr. Sub. Notes	8.00	9/15/2029	1,054,000	[b,e]	1,072,803
Freedom Mortgage Corp., Sr. Unscd. Notes	6.63	1/15/2027	1,251,000	[b,c]	1,209,395
				2,282,198
Beverage Products - .8%
Triton Water Holdings, Inc., Sr. Unscd. Notes	6.25	4/1/2029	1,710,000	[b,c]	1,650,750
Building Materials - 3.5%
Builders FirstSource, Inc., Gtd. Notes	4.25	2/1/2032	931,000	[b,c]	823,770
Camelot Return Merger Sub, Inc., Sr. Scd. Notes	8.75	8/1/2028	1,740,000	[b,c]	1,707,856
Eco Material Technologies, Inc., Sr. Scd. Notes	7.88	1/31/2027	744,000	[b,c]	746,538
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes	6.63	12/15/2030	2,018,000	[b,c]	2,036,267
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes	6.75	4/1/2032	1,085,000	[b,c]	1,093,395
Standard Industries, Inc., Sr. Unscd. Notes	4.75	1/15/2028	497,000	[b,c]	473,369
				6,881,195

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Chemicals - 4.1%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,396,000	[b,c,d]	1,149,164
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	950,000	[c]	1,091,012
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	983,000	[b,c]	977,778
NOVA Chemicals Corp., Sr. Unscd. Notes		9.00	2/15/2030	620,000	[c]	654,917
Olympus Water US Holding Corp., Sr. Scd. Notes		7.25	6/15/2031	400,000	[c]	397,938
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	880,000	[b,c]	932,114
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	440,000	[c]	402,139
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	550,000	[c]	592,643
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	1,030,000	[b,c]	970,011
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	890,000	[b,c]	821,248
					7,988,964
Collateralized Loan Obligations Debt - 3.3%
Chenango Park Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +6.06%)		11.39	4/15/2030	1,000,000	[c,f]	1,002,911
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.72	10/20/2034	2,375,000	[c,f]	2,389,875
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.62	10/17/2034	1,150,000	[c,f]	1,122,667
Octagon Investment Partners 33 Ltd. CLO, Ser. 2017-1A, Cl. D, (3 Month TSFR +6.56%)		11.89	1/20/2031	1,525,000	[c,f]	1,497,306
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)		13.44	10/20/2035	500,000	[c,f]	501,917
					6,514,676
Commercial & Professional Services - 6.6%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	904,000	[b,c]	870,620
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	330,000	[c]	326,129
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	318,000	[b,c]	320,775
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	407,000	[c]	406,147
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	710,000	[b,c]	622,212
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	520,000	[c]	593,139
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	1,034,000	[b,c]	1,032,401
BCP V Modular Services Finance PLC, Gtd. Notes	EUR	6.75	11/30/2029	730,000	[c]	662,570
Herc Holdings, Inc., Gtd. Notes		6.63	6/15/2029	606,000	[c]	614,937
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	1,240,000	[c]	1,400,688
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	1,429,000	[b,c]	1,409,591
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes		3.38	8/31/2027	285,000	[c]	263,940
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000		869,240

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Commercial & Professional Services - 6.6% (continued)
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,304,075
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	1,225,000	[b,c]	1,266,205
					12,962,669
Consumer Discretionary - 9.1%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	1,318,000	[b,c]	1,362,634
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	640,000	[b,c]	572,755
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	790,000	[b,c]	807,622
Carnival Corp., Gtd. Notes		6.00	5/1/2029	2,468,000	[b,c]	2,439,482
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	440,000	[b,c]	420,538
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	1,389,000	[b,c]	1,342,774
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	820,000	[b,c]	807,201
Flutter Treasury Designated Activity Co., Sr. Scd. Notes		6.38	4/29/2029	609,000	[b,c]	613,236
Gates Corp., Gtd. Notes		6.88	7/1/2029	300,000	[c]	305,607
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	650,000	[b,c]	582,430
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Sr. Scd. Notes		6.63	1/15/2032	257,000	[c]	258,374
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	1,105,000	[b,c]	1,069,889
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	740,000	[b,c]	689,900
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	610,000	[c]	720,618
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	690,000	[b,c]	682,640
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	556,000	[b,c]	549,162
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	478,000	[c]	501,191
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes		8.00	8/1/2030	399,000	[b,c]	409,783
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	546,000	[c]	565,683
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	262,000	[c]	253,746
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	276,000	[b,c]	273,111
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	538,000	[c]	515,828
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	617,000	[c]	652,881
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	761,000	[b,c]	824,829
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	652,000	[b,c]	681,299
					17,903,213
Consumer Staples - .5%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Gtd. Notes		7.00	12/31/2027	970,000	[c]	1,003,783
Diversified Financials - 5.7%
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	1,570,000	[c]	1,727,378
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	624,000	[b,c]	624,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Diversified Financials - 5.7% (continued)
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	680,000	[c]	575,236
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	478,000		449,092
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	465,000		461,728
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		7.13	4/30/2031	1,345,000	[c]	1,380,346
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	496,000	[b,c]	485,977
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	479,000		485,102
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	790,000	[b]	815,162
PennyMac Financial Services, Inc., Gtd. Notes		7.13	11/15/2030	476,000	[c]	474,871
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	917,000	[b,c]	946,301
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		4.00	10/15/2033	815,000	[b,c]	687,435
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.50	4/15/2029	958,000	[b,c]	910,953
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds		7.50	6/15/2031	1,155,000	[c]	1,161,503
					11,185,221
Electronic Components - .9%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	980,000	[b,c]	960,329
WESCO Distribution, Inc., Gtd. Notes		6.63	3/15/2032	747,000	[b,c]	755,797
					1,716,126
Energy - 13.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	1,505,000	[b,c]	1,522,664
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	546,000	[b,c]	541,931
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	835,000	[b,c]	808,595
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		7.00	7/15/2029	1,041,000	[b,c]	1,060,795
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	647,000	[b,c]	640,921
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	2,020,000	[b,c]	1,959,166
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	1,450,000	[b,c]	1,375,529
Encino Acquisition Partners Holdings LLC, Gtd. Notes		8.50	5/1/2028	870,000	[b,c]	887,313
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes		8.75	5/1/2031	789,000	[b,c]	823,331
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	1,730,000	[b,e]	1,685,332
EnLink Midstream LLC, Gtd. Notes		6.50	9/1/2030	876,000	[b,c]	897,183
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	461,000	[b]	454,278
Matador Resources Co., Gtd. Notes		6.50	4/15/2032	1,112,000	[b,c]	1,112,911
Noble Finance II LLC, Gtd. Notes		8.00	4/15/2030	640,000	[b,c]	666,552
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	604,000	[b,c]	611,269
Northriver Midstream Finance LP, Sr. Scd. Notes		6.75	7/15/2032	743,000	[c]	744,765

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Energy - 13.4% (continued)
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	1,455,000	[b,c]	1,362,924
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	1,396,000	[b,c]	1,290,060
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	1,317,000	[b,c]	1,362,767
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	592,000	[c]	594,551
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes		6.00	12/31/2030	440,000	[c]	410,223
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	1,301,000	[b,c]	1,109,762
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	600,000	[b,c]	538,812
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	246,000	[c]	249,818
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	2,447,000	[b,c]	2,522,874
Venture Global LNG, Inc., Sr. Scd. Notes		8.38	6/1/2031	1,025,000	[b,c]	1,063,925
					26,298,251
Environmental Control - 1.7%
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	224,000	[c]	209,100
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	1,278,000	[b,c]	1,190,264
Reworld Holding Corp., Gtd. Notes		4.88	12/1/2029	192,000	[b,c]	175,442
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	1,022,000		925,923
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	828,000	[b,c]	817,511
					3,318,240
Food Products - 4.1%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds	GBP	8.13	5/14/2030	630,000	[c]	796,721
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	470,000	[c]	582,022
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes		4.63	11/15/2028	580,000	[c]	548,485
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes		7.63	7/1/2029	667,000	[b,c]	687,781
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	656,000	[b,c]	678,420
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	1,064,000	[b]	905,533
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,350,000	[c]	1,241,382
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	760,000	[c]	733,809
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	805,000	[c]	708,601
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	1,044,000	[b,c]	1,068,709
					7,951,463
Health Care - 8.9%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	860,000	[b,c]	797,213
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	700,000	[b,c]	536,136
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	829,000	[b,c]	684,267
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	1,280,000	[b,c]	1,193,103
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	952,000	[c]	992,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Health Care - 8.9% (continued)
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	870,000	[c]	1,020,653
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	1,346,000	[c,d]	1,314,436
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	667,000	[b,c]	624,266
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	1,090,000	[b,c]	1,012,865
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	1,035,000	[b,c]	1,105,043
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	720,000	[c]	737,037
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	780,000	[b,c]	718,898
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	414,000	[c]	395,412
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	1,503,000	[b,c]	1,380,903
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		6.75	5/15/2034	928,000	[c]	927,875
Radiology Partners, Inc., Sr. Scd. Notes		7.78	1/31/2029	444,834	[c,d]	417,588
Ray Financing LLC, Sr. Scd. Bonds	EUR	6.50	7/15/2031	260,000		278,447
Sotera Health Holdings LLC, Sr. Scd. Notes		7.38	6/1/2031	798,000	[c]	800,183
Surgery Center Holdings, Inc., Gtd. Notes		7.25	4/15/2032	901,000	[c]	911,258
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	692,000	[b]	644,999
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	890,000	[b]	904,095
					17,396,696
Industrial - 2.2%
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	637,029	[b,c]	656,301
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	921,000	[b,c]	952,881
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	554,000	[b,c]	519,283
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	905,000	[b,c]	574,779
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	602,000	[b,c]	624,132
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	1,000,000	[b,c]	970,491
					4,297,867
Information Technology - 4.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	2,782,000	[b,c]	2,563,833
Cloud Software Group, Inc., Scd. Bonds		9.00	9/30/2029	1,110,000	[b,c]	1,077,805
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	748,000	[b,c]	718,873
Cloud Software Group, Inc., Sr. Scd. Notes		8.25	6/30/2032	320,000	[c]	326,359
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	1,438,000	[b,c]	1,314,501
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	1,110,000	[b,c]	1,093,767
SS&C Technologies, Inc., Gtd. Notes		6.50	6/1/2032	480,000	[c]	484,527
UKG, Inc., Sr. Scd. Notes		6.88	2/1/2031	1,127,000	[b,c]	1,141,921
					8,721,586
Insurance - 5.6%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	247,000	[c]	224,595
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		7.50	11/6/2030	983,000	[c]	984,438
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		6.00	8/1/2029	610,000	[b,c]	563,316

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Insurance - 5.6% (continued)
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		8.25	2/1/2029	1,091,000	[b,c]	1,097,226
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	666,000	[b,c]	667,690
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		7.00	1/15/2031	800,000	[b,c]	808,835
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes		6.75	10/15/2027	650,000	[b,c]	641,722
Ardonagh Finco Ltd., Sr. Scd. Notes		7.75	2/15/2031	1,940,000	[b,c]	1,919,415
Ardonagh Group Finance Ltd., Sr. Unscd. Notes		8.88	2/15/2032	800,000	[b,c]	782,085
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	1,190,000	[b,c]	1,114,160
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes		7.25	2/15/2031	651,000	[c]	646,638
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes		8.13	2/15/2032	818,000	[b,c]	813,354
Panther Escrow Issuer LLC, Sr. Scd. Notes		7.13	6/1/2031	800,000	[c]	809,763
					11,073,237
Internet Software & Services - 2.1%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	480,000	[c]	429,139
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	1,656,000	[b,c]	1,375,427
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	581,000	[b,c]	576,120
Match Group Holdings II LLC, Sr. Unscd. Notes		4.13	8/1/2030	1,050,000	[b,c]	930,101
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes		11.75	10/15/2028	390,000	[c]	404,586
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes		6.00	2/15/2029	477,000	[b,c]	344,762
					4,060,135
Materials - 4.4%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	1,760,000	[b,c]	1,724,800
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	837,000	[c]	791,256
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	284,000	[b,c]	280,708
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	1,314,000	[b,c]	1,287,234
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds		7.88	4/15/2027	1,456,000	[b,c]	1,486,927
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	1,130,000	[b,c]	1,059,453
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	620,000	[b,c]	590,606
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	400,000	[c]	397,428
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	938,000	[b,c]	920,048
					8,538,460
Media - 4.4%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	525,000	[b,c]	382,033
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	793,000	[b,c]	602,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Media - 4.4% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	892,000	[b]	719,038
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.00	2/1/2028	880,000	[b,c]	823,439
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.13	5/1/2027	5,000	[b,c]	4,805
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.38	6/1/2029	799,000	[b,c]	727,641
CSC Holdings LLC, Gtd. Notes	5.50	4/15/2027	625,000	[b,c]	507,566
CSC Holdings LLC, Gtd. Notes	11.25	5/15/2028	400,000	[b,c]	348,846
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes	5.88	8/15/2027	570,000	[b,c]	536,610
DISH Network Corp., Sr. Scd. Notes	11.75	11/15/2027	975,000	[b,c]	956,908
Paramount Global, Sr. Unscd. Notes	4.95	1/15/2031	1,406,000		1,237,466
Sunrise Finco I BV, Sr. Scd. Notes	4.88	7/15/2031	770,000	[b,c]	699,784
Virgin Media Secured Finance PLC, Sr. Scd. Notes	5.50	5/15/2029	667,000	[c]	610,276
Ziggo Bond Co. BV, Gtd. Notes	5.13	2/28/2030	559,000	[b,c]	475,823
				8,632,818
Metals & Mining - 3.6%
Arsenal AIC Parent LLC, Sr. Scd. Notes	8.00	10/1/2030	1,140,000	[b,c]	1,197,736
Cleveland-Cliffs, Inc., Gtd. Notes	6.75	4/15/2030	601,000	[b,c]	595,371
Compass Minerals International, Inc., Gtd. Notes	6.75	12/1/2027	1,146,000	[c]	1,096,252
First Quantum Minerals Ltd., Scd. Notes	9.38	3/1/2029	500,000	[c]	523,063
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes	6.13	4/15/2032	690,000	[b,c]	682,769
Novelis Corp., Gtd. Notes	3.25	11/15/2026	1,220,000	[c]	1,149,227
Samarco Mineracao SA, Sr. Unscd. Notes	9.00	6/30/2031	587,938	[d]	547,046
Samarco Mineracao SA, Sr. Unscd. Notes	9.00	6/30/2031	473,888	[c,d]	440,929
Taseko Mines Ltd., Sr. Scd. Notes	8.25	5/1/2030	891,000	[b,c]	912,624
				7,145,017
Real Estate - 5.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes	7.00	4/15/2030	457,809	[c]	374,741
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	1,240,000	[c]	1,169,460
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	4.25	2/1/2027	2,114,000	[b,c]	2,004,362
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes	4.88	5/15/2029	1,310,000	[c]	1,229,679
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	6.50	4/1/2032	943,000	[b,c]	943,841
Rithm Capital Corp., Sr. Unscd. Notes	6.25	10/15/2025	892,000	[b,c]	888,970
Rithm Capital Corp., Sr. Unscd. Notes	8.00	4/1/2029	1,540,000	[b,c]	1,496,277
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	1,530,000	[b,c]	1,353,041
Starwood Property Trust, Inc., Sr. Unscd. Notes	7.25	4/1/2029	663,000	[c]	670,937
				10,131,308

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Retailing - 4.6%
Beacon Roofing Supply, Inc., Gtd. Notes	4.13	5/15/2029	641,000	[c]	584,773
Carvana Co., Sr. Scd. Notes	12.00	12/1/2028	455,667	[c,d]	490,387
Carvana Co., Sr. Scd. Notes	13.00	6/1/2030	317,000	[c,d]	347,308
Carvana Co., Sr. Scd. Notes	14.00	6/1/2031	443,000	[c,d]	498,686
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes	6.75	1/15/2030	535,000	[b,c]	470,236
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes	4.63	1/15/2029	461,000	[b,c]	420,174
Foundation Building Materials, Inc., Gtd. Notes	6.00	3/1/2029	1,805,000	[b,c]	1,603,843
Nordstrom, Inc., Sr. Unscd. Notes	4.25	8/1/2031	470,000		418,952
Nordstrom, Inc., Sr. Unscd. Notes	4.38	4/1/2030	320,000		291,305
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes	7.75	2/15/2029	810,000	[b,c]	789,607
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes	4.75	2/15/2028	990,000	[b,c]	920,736
White Cap Buyer LLC, Sr. Unscd. Notes	6.88	10/15/2028	1,531,000	[b,c]	1,478,703
White Cap Parent LLC, Sr. Unscd. Notes	8.25	3/15/2026	805,000	[c,d]	805,719
				9,120,429
Semiconductors & Semiconductor Equipment - .7%
Entegris, Inc., Gtd. Notes	5.95	6/15/2030	1,360,000	[b,c]	1,347,377
Technology Hardware & Equipment - .4%
Western Digital Corp., Gtd. Notes	4.75	2/15/2026	708,000	[b]	693,660
Telecommunication Services - 5.2%
Altice France SA, Sr. Scd. Notes	5.50	1/15/2028	1,145,000	[b,c]	785,495
Altice France SA, Sr. Scd. Notes	8.13	2/1/2027	1,305,000	[b,c]	979,802
C&W Senior Finance Ltd., Sr. Unscd. Notes	6.88	9/15/2027	883,000	[b,c]	848,059
Consolidated Communications, Inc., Sr. Scd. Notes	6.50	10/1/2028	989,000	[c]	847,678
Frontier Communications Holdings LLC, Scd. Notes	6.75	5/1/2029	920,000	[b,c]	844,793
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.63	3/15/2031	322,000	[c]	332,044
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	1,070,000	[b,c]	1,103,735
Iliad Holding SASU, Sr. Scd. Bonds	8.50	4/15/2031	940,000	[b,c]	952,745
Iliad Holding SASU, Sr. Scd. Notes	6.50	10/15/2026	531,000	[c]	529,121
Level 3 Financing, Inc., Sr. Scd. Notes	10.50	4/15/2029	1,200,000	[b,c]	1,203,000
Lumen Technologies, Inc., Sr. Scd. Notes	4.13	4/15/2029	438,175	[c]	287,033
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	337,000	[c]	355,074
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	163,000		159,212
Telesat Canada/Telesat LLC, Sr. Scd. Notes	5.63	12/6/2026	404,000	[b,c]	190,927
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	975,000	[b,c]	780,971
				10,199,689
Utilities - 4.4%
Calpine Corp., Sr. Unscd. Notes	4.63	2/1/2029	845,000	[b,c]	784,719
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	747,000	[b,c]	697,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 118.5% (continued)
Utilities - 4.4% (continued)
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	827,000	[b,c]	787,284
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	1,077,000	[b,c]	1,105,250
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	650,000	[b,c]	558,818
NRG Energy, Inc., Gtd. Notes	5.25	6/15/2029	420,000	[b,c]	403,362
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	1,090,000	[b,c,e]	1,193,174
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	707,000	[b]	680,949
Vistra Corp., Jr. Sub. Bonds	7.00	12/15/2026	447,000	[c,e]	443,543
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	403,000	[c]	375,516
Vistra Operations Co. LLC, Gtd. Notes	6.88	4/15/2032	474,000	[c]	481,554
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	1,171,000	[b,c]	1,220,388
				8,732,200
Total Bonds and Notes (cost $228,823,000)			232,402,103

Floating Rate Loan Interests - 12.6%
Advertising - .8%
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)	9.43	12/1/2028	680,000	[f]	681,132
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.41	4/11/2029	867,425	[f]	818,632
				1,499,764
Automobiles & Components - .5%
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)	10.59	3/30/2027	267,923	[f]	266,626
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)	10.59	3/30/2027	790,611	[f]	787,152
				1,053,778
Commercial & Professional Services - .4%
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)	10.48	12/30/2027	797,954	[f]	798,552
Consumer Discretionary - 1.8%
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)	9.10	10/2/2028	1,388,780	[f]	1,322,091
Fitness International LLC, New Term Loan B, (3 Month TSFR +5.25%)	10.58	2/12/2029	312,218	[f]	314,169
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)	9.71	4/26/2028	1,167,075	[f,g]	1,166,346
Recess Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)	9.84	2/20/2030	630,619	[f]	635,348
				3,437,954
Diversified Financials - 1.0%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +5.00%)	10.34	3/12/2029	930,000	[f]	933,199

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.6% (continued)
Diversified Financials - 1.0% (continued)
Nexus Buyer LLC, Initial Term Loan, (1 Month TSFR +3.85%)	9.19	11/9/2026	664,779	[f]	665,102
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)	10.33	6/1/2027	371,483	[d,f]	331,434
				1,929,735
Energy - 1.1%
Freeport LNG Investments LLLP, Initial Term Loan B, (3 Month TSFR +3.76%)	9.09	12/21/2028	540,000	[f]	540,073
WaterBridge Midstream Operating LLC, Term Loan B, (1 Month TSFR +4.75%)	4.75	6/27/2029	1,147,743	[f]	1,142,004
WaterBridge NDB Operating LLC, Term Loan, (3 Month TSFR +4.50%)	9.83	5/10/2029	463,768	[f]	466,861
				2,148,938
Environmental Control - .3%
Win Waste Innovations Holdings , Initial Term Loan, (1 Month TSFR +2.75%)	8.21	3/27/2028	548,586	[f]	512,209
Financials - .5%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)	10.10	8/7/2028	1,058,718	[f]	1,057,395
Food Products - .5%
Max US Bidco, Inc., Initial Term Loan, (1 Month TSFR +5.00%)	10.34	10/2/2030	1,117,200	[f]	1,057,150
Health Care - .4%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Month TSFR +7.65%)	12.98	6/30/2025	248,301	[f]	227,661
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +3.76%)	9.09	1/31/2029	568,512	[d,f]	540,655
				768,316
Industrial - .5%
Revere Power LLC, Term Loan B, (3 Month TSFR +4.40%)	9.73	3/30/2026	1,033,829	[f]	952,932
Revere Power LLC, Term Loan C, (3 Month TSFR +4.40%)	9.73	3/30/2026	90,790	[f]	83,686
				1,036,618
Information Technology - .4%
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.73	2/1/2029	553,502	[f]	412,514
RealPage, Inc., Second Lien Initial Term Loan, (3 Month TSFR +6.61%)	11.96	4/23/2029	346,354	[f]	338,931
				751,445
Insurance - .6%
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.71	2/3/2028	570,000	[f]	532,594
OneDigital Borrower LLC, Second Lien Term Loan, (1 Month TSFR +5.25%)	5.75	6/14/2032	664,000	[f]	662,340
				1,194,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.6% (continued)
Internet Software & Services - 1.4%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.59	5/3/2028	1,079,100	[f]	1,079,321
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)		11.59	2/23/2029	570,000	[f]	569,644
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)		10.09	3/15/2030	1,061,951	[f]	1,063,613
					2,712,578
Materials - .5%
LABL, Inc., Initial Term Loan, (1 Month EURIBOR +5.00%)	EUR	8.65	10/30/2028	997,442	[f]	1,026,551
Real Estate - .4%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.96	6/2/2028	708,179	[f]	698,821
Technology Hardware & Equipment - .8%
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)		11.59	3/6/2028	1,189,909	[f]	1,192,884
VeriFone Systems, Inc., Initial Term Loan, (3 Month TSFR +4.26%)		9.60	8/20/2025	404,000	[f]	332,349
					1,525,233
Utilities - .7%
Eastern Power LLC, Term Loan B, (1 Month TSFR +3.75%)		9.19	10/2/2025	1,429,715	[f]	1,425,819
Total Floating Rate Loan Interests (cost $24,217,974)				24,635,790

Exchange-Traded Funds - .9%
Registered Investment Companies - .9%
Invesco Senior Loan ETF				31,500		662,760
iShares iBoxx Investment Grade Corporate Bond ETF				7,570		810,898
ProShares Ultra VIX Short-Term Futures ETF				9,238	[h]	217,463
Total Exchange-Traded Funds (cost $1,801,169)				1,691,121
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,344,973)		5.42		8,344,973	[i]	8,344,973
Total Investments (cost $263,187,116)				136.2%	267,073,987
Liabilities, Less Cash and Receivables				(36.2%)	(70,944,565)
Net Assets				100.0%	196,129,422

ETF—Exchange-Traded Fund

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $216,853,121 or 110.57% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

h Non-income producing security.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	6,729,342	Euro	6,290,000	7/31/2024	(17,767)
United States Dollar	6,020,755	British Pound	4,760,000	7/31/2024	2,383
Gross Unrealized Appreciation					2,383
Gross Unrealized Depreciation					(17,767)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2024 (Unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	6,514,676	-	6,514,676
Corporate Bonds	-	225,887,427	-	225,887,427
Exchange-Traded Funds	1,691,121	-	-	1,691,121
Floating Rate Loan Interests	-	24,635,790	-	24,635,790
Investment Companies	8,344,973	-	-	8,344,973
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,383	-	2,383
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(17,767)	-	(17,767)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2024, accumulated net unrealized appreciation on investments was $3,871,487, consisting of $6,675,986 gross unrealized appreciation and $2,804,499 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.